Equity (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 09, 2020	Nov. 04, 2019	Nov. 04, 2019	Mar. 16, 2020	May 31, 2019	Feb. 15, 2019	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Jan. 08, 2021	Nov. 01, 2019	May 29, 2019	May 07, 2018
Equity (Details) [Line Items]
Common stock, authorized							202,500,000			202,500,000	150,000,000
Common stock, par value (in Dollars per share)							$ 0.0001			$ 0.0001	$ 0.0001
Treasury stock Shares							118,183		100,000	118,183	18,183
Treasury stock per share (in Dollars per share)									$ 2.56		$ 0.001
Preferred stock, shares authorized							151,609,741			151,609,741	97,978,328
Preferred stock, par value (in Dollars per share)							$ 0.0001			$ 0.0001	$ 0.0001
Gross proceeds (in Dollars)							$ 50,000			$ 50,000
Common stock per share price (in Dollars per share)							$ 7.2337			$ 7.2337
Preferred stock rate, percentage							6.00%			6.00%
Exercise per share price (in Dollars per share)							$ 5.787			$ 5.787
Estimated fair value of warrant (in Dollars)							$ 36,505	$ 13,866		$ 58,686	$ 4,226
Common stock, issued							24,108,246			24,108,246	23,967,250
Common stock, shares, outstanding							24,108,246			24,108,246	23,967,250
Gx Acquisition Corp [Member]
Equity (Details) [Line Items]
Exercise per share price (in Dollars per share)							$ 0.01
Preferred shares, authorized							1,000,000			1,000,000	1,000,000
Preferred shares, par value (in Dollars per share)							$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, shares Issued							0			0	0
Preferred stock, shares outstanding							0			0	0
Over-Allotment Option [Member] | Gx Acquisition Corp [Member]
Equity (Details) [Line Items]
Founder shares							937,500			937,500
Founder share										937,500
Series B Preferred Stock [Member]
Equity (Details) [Line Items]
Aggregate of shares				17,720,750
Aggregate of purchase shares	8,495,796	8,495,796	8,495,796	17,280,109	4,464,286	8,640,055							8,495,796	4,464,286	21,600,137
Purchase price amount (in Dollars)				$ 102,550
Preferred stock, shares outstanding							5,000,000			5,000,000
Gross proceeds (in Dollars)		$ 44,178	$ 44,178		$ 25,000	$ 50,000
Exercise per share price (in Dollars per share)	$ 5.20	$ 5.2000	$ 5.2000		$ 5.6000	$ 5.7870							$ 5.2000	$ 5.6000	$ 5.7870
Warrants per share, percentage	80.00%
Estimated fair value of warrant (in Dollars)	$ 11,988						$ 74,922
Preferred shares, authorized							97,695,694			97,695,694	44,064,281
Preferred shares, par value (in Dollars per share)							$ 0.0001			$ 0.0001	$ 0.0001
Founder shares										25,775,905
Preferred stock, shares Issued							53,611,506			53,611,506	35,847,580
Preferred stock, shares outstanding							53,611,506			53,611,506	35,847,580
Series B Preferred Stock [Member] | Investors [Member]
Equity (Details) [Line Items]
Aggregate of shares				17,720,750
Aggregate of purchase shares				17,280,109
Purchase price amount (in Dollars)				$ 102,550
Exercise per share price (in Dollars per share)				$ 5.787
Series B Preferred Stock [Member] | Purchase Agreement [Member]
Equity (Details) [Line Items]
Purchase price amount (in Dollars)				$ 84,596
Warrants amount (in Dollars)				$ 17,954
Series A and X Original Issue Price [Member]
Equity (Details) [Line Items]
Original issue price per share (in Dollars per share)							$ 4.8225			$ 4.8225
Series B Original Issue Price [Member]
Equity (Details) [Line Items]
Original issue price per share (in Dollars per share)							$ 5.7870			$ 5.7870
Series B Convertible Preferred Stock [Member]
Equity (Details) [Line Items]
Warrants outstanding (in Dollars)							$ 25,775,905			$ 25,775,905
Common Class A [Member] | Gx Acquisition Corp [Member]
Equity (Details) [Line Items]
Common stock, authorized							100,000,000			100,000,000	100,000,000
Common stock, par value (in Dollars per share)							$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Original issue price per share (in Dollars per share)							$ 10.15
Voting rights description							Holders of the Company’s Class A common stock are entitled to one vote for each share.
Common stock, issued							0			8,142,539	3,166,514
Common stock, shares, outstanding							0			8,142,539	3,166,514
Temporary Equity, Shares Issued							28,750,000			20,607,461
Common Class B [Member] | Gx Acquisition Corp [Member]
Equity (Details) [Line Items]
Common stock, authorized							10,000,000			10,000,000	10,000,000
Common stock, par value (in Dollars per share)							$ 0.0001			$ 0.0001	$ 0.0001
Voting rights description							Holders of the Company’s Class B common stock are entitled to one vote for each share			Holders of the Company’s Class B common stock are entitled to one vote for each share.
Common stock, issued							7,187,500			7,187,500	7,187,500
Common stock, shares, outstanding							7,187,500			7,187,500	7,187,500
Description of conversion of common stock							The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of a Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like.
Common Class A [Member) | Gx Acquisition Corp [Member]
Equity (Details) [Line Items]
Common stock, authorized										100,000,000	100,000,000
Common stock, par value (in Dollars per share)										$ 0.0001	$ 0.0001
Voting rights description										Holders of the Company’s Class A common stock are entitled to one vote for each share.
Common stock, issued										8,142,539	8,142,539
Common stock, shares, outstanding										3,166,514	3,166,514
Temporary Equity, Shares Issued										20,607,461	25,583,486